American Funds Insurance Series® Prospectus Supplement February 1, 2022 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2021, as supplemented to date)

The following is added to the subsection titled “Management and organization – The Capital SystemSM” in the Capital World Growth and Income Fund section of the prospectus:

Renaud H. Samyn, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Renaud has 20 years of experience, all with Capital Research and Management Company or affiliate. He has one year of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-108-0222O CGD/8024-S87820

American Funds Insurance Series®

Statement of Additional

Information Supplement

February 1, 2022

(for Class 1, Class 1A, Class 2 and Class 4 shares statement of additional information dated May 1, 2021, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to Capital World Growth and Income Fund to read as follows:

Portfolio manager/ Investment professional	Number of other registered investment companies (RICs) for which portfolio manager or investment professional manages (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager or investment professional manages (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager or investment professional manages (assets of other accounts in billions)[1,2]
Capital World Growth and Income Fund
Sung Lee	4	$315.0	3	$2.59	None
Alfonso Barroso	4	$238.3	3	$0.89	None
Jeremy Burge	1	$110.3	3	$9.45	None
Michael Cohen	2	$129.4	10	$6.11	27[4]	$10.24
Leo Hee	3	$195.4	4	$9.61	None
Jin Lee	4	$286.2	3	$1.30	None
Lara Pellini	2	$302.9	3	$2.59	None
Renaud H. Samyn	4	$216.9	2	$1.18	None

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-109-0222O CGD/8024-S87821